Leases and subleases - Schedule of Maturity Analysis of Operating Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	$ 25,785
Interest	4,141
Total lease liability	21,644	$ 29,128	$ 32,990
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,689
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,644
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,419
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,551
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,687
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	$ 2,796